Commitment and Contingencies - CANTOR EQUITY PARTNERS II, INC.	3 Months Ended
Mar. 31, 2026
CANTOR EQUITY PARTNERS II, INC.
Other Commitments [Line Items]
Commitments and Contingencies	Commitments and Contingencies
Registration Rights Agreement
Pursuant to a registration rights agreement entered into on May 1, 2025, the holders of Founder Shares (only after conversion of such shares to Class A ordinary shares), the Private Placement Shares and any Class A ordinary shares issued upon conversion of up to $1,750,000 pursuant to the Sponsor Loan, any borrowings under the Working Capital Loans, up to $3,600,000 pursuant to the Sponsor Note and any additional loans are entitled to registration rights. These holders are entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
CF&Co. was paid a cash underwriting discount of $4,800,000 in connection with the Initial Public Offering. The Company also engaged a qualified independent underwriter to participate in the preparation of the registration statement and exercise the usual standards of “due diligence” in respect thereto. The Company paid the independent underwriter a fee of $100,000 upon the completion of the Initial Public Offering in consideration for its services and expenses as the qualified independent underwriter. The qualified independent underwriter received no other compensation.
Business Combination Marketing Agreement
The Company has engaged CF&Co. as an advisor in connection with the Business Combination (see Note 4).
M&A Engagement Letter
The Company has engaged CF&Co. as its exclusive financial advisor for the Securitize Business Combination (see Note 4).
PIPE Engagement Letter
The Company has engaged CF&Co. and Citi to provide placement agent services in connection with the PIPE Investment (see Note 4).
Independent Directors Compensation
Commencing on May 1, 2025, the Company compensates its independent directors through cash payments for their services on the Company’s board of directors. As a result, during the three months ended March 31, 2026 and 2025, the Company recognized $25,000 and $—, respectively, of compensation expense on its unaudited condensed consolidated statements of operations. The corresponding accrued compensation payable recognized on the Company’s consolidated balance sheets was $25,000 as of both March 31, 2026 and December 31, 2025.
Risks and Uncertainties
The Company’s results of operations and its ability to complete the Business Combination may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond the Company’s control. The Company’s results of operations and its ability to consummate the Business Combination could be impacted by, among other things, downturns in the financial markets or in economic conditions, fluctuations in interest rates, and geopolitical instability, such as the military conflicts in Ukraine and the Middle East. Management continues to evaluate the impact of these factors and has concluded that while it is reasonably possible that these factors could have an effect on the Company’s financial position, results of its operations and completion of the Business Combination, the specific impact is not readily determinable as of the date of the unaudited condensed consolidated financial statements. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.
Commitments and Contingencies
Registration Rights Agreement
Pursuant to a registration rights agreement entered into on May 1, 2025, the holders of Founder Shares (only after conversion of such shares to Class A ordinary shares), the Private Placement Shares and any Class A ordinary shares issued upon conversion of up to $1,750,000 pursuant to the Sponsor Loan, any borrowings under the Working Capital Loans, up to $3,600,000 pursuant to the Sponsor Note and any additional loans are entitled to registration rights. These holders are entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
CF&Co. was paid a cash underwriting discount of $4,800,000 in connection with the Initial Public Offering. The Company also engaged a qualified independent underwriter to participate in the preparation of the registration statement and exercise the usual standards of “due diligence” in respect thereto. The Company paid the independent underwriter a fee of $100,000 upon the completion of the Initial Public Offering in consideration for its services and expenses as the qualified independent underwriter. The qualified independent underwriter received no other compensation.
Business Combination Marketing Agreement
The Company has engaged CF&Co. as an advisor in connection with the Business Combination (see Note 4).
M&A Engagement Letter
The Company has engaged CF&Co. as its exclusive financial advisor for the Securitize Business Combination (see Note 4).
PIPE Engagement Letter
The Company has engaged CF&Co. and Citi to provide placement agent services in connection with the PIPE Investment (see Note 4).
Independent Directors Compensation
Commencing on May 1, 2025, the Company compensates its independent directors through cash payments for their services on the Company’s board of directors. As a result, during the years ended December 31, 2025 and 2024, the Company recognized approximately $54,000 and $—, respectively, of compensation expense on its consolidated statements of operations. The corresponding accrued compensation payable recognized on the Company’s consolidated balance sheets was $25,000 and $— as of December 31, 2025 and 2024, respectively.
Risks and Uncertainties
The Company’s results of operations and its ability to complete the Business Combination may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond the Company’s control. The Company’s results of operations and its ability to consummate the Business Combination could be impacted by, among other things, downturns in the financial markets or in economic conditions, fluctuations in interest rates, and geopolitical instability, such as the military conflicts in Ukraine and the Middle East.
Management continues to evaluate the impact of these factors and has concluded that while it is reasonably possible that these factors could have an effect on the Company’s financial position, results of its operations and completion of the Business Combination, the specific impact is not readily determinable as of the date of the consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.